Fair Value Measurements (Significant unobservalbe inputs, nonrecurring) (Details) (East Bend Station [Member])	12 Months Ended
Dec. 31, 2014
East Bend Station [Member]
Fair Value Measurements, Valuation Techniques	Discounted cash flows